Schedule of Related Party Payables (Details) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025		Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Employees and related expenses	$ 803	$ 656	[1]	$ 934	[1]
Accrued expenses	$ 493	337	[2]	1,536	[2]
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Employees and related expenses		458		531
Accrued expenses		74		75
Total		$ 532		$ 606

[1]	Includes balances due to related parties of $458 thousand and $531 thousand as of December 31, 2025 and 2024, respectively. See Note 12.
[2]	Includes balances due to related parties of $74 thousand and $75 thousand as of December 31, 2025 and 2024, respectively. See Note 12.